Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	21,759	21,620
Deferred financing costs	5,150	11,592
Other non-current assets	12,463	24,221
Derivative financial instruments	5,561	3,572
Tangible fixed assets	5,028,509	4,427,065
Vessels under construction	132,839	203,323
Right-of-use assets	203,437	206,495
Total non-current assets	5,419,229	4,907,399
Current assets
Trade and other receivables	36,223	24,900
Dividends receivable and other amounts due from related parties	1,259	573
Derivative financial instruments	534	429
Inventories	7,564	8,172
Prepayments and other current assets	24,685	13,475
Short-term investments		4,500
Cash and cash equivalents	367,269	263,747
Total current assets	437,534	315,796
Total assets	5,856,763	5,223,195
Equity
Preference shares	46	46
Share capital	954	810
Contributed surplus	759,822	760,671
Reserves	18,667	16,799
Treasury shares	(1,340)	(2,159)
Accumulated deficit	(132,780)	(87,832)
Equity attributable to owners of the Group	645,369	688,335
Non-controlling interests	951,768	961,518
Total equity	1,597,137	1,649,853
Current liabilities
Trade accounts payable	25,046	27,615
Ship management creditors	397	601
Amounts due to related parties	164	200
Derivative financial instruments	35,415	8,095
Other payables and accruals	143,057	136,242
Borrowings, current portion	245,626	255,422
Lease liability, current portion	9,644	9,363
Total current liabilities	459,349	437,538
Non-current liabilities
Derivative financial instruments	78,440	41,837
Borrowings, non-current portion	3,527,595	2,891,973
Lease liability, non-current portion	186,526	195,567
Other non-current liabilities	7,716	6,427
Total non-current liabilities	3,800,277	3,135,804
Total equity and liabilities	$ 5,856,763	$ 5,223,195